Net Income (Loss) per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net income (loss)	$ (63,586)	$ (78,485)	$ 59,337
Denominator:
Weighted average commons shares outstanding—basic (shares)	55,761,386	44,243,317	35,545,121
Net income (loss) per share - basic (in dollars per share)	$ (1.14)	$ (1.77)	$ 1.67
Numerator:
Net income (loss) - basic	$ (63,586)	$ (78,485)	$ 59,337
Interest expense on convertible note payable	0	0	395
Net income (loss) - diluted	$ (63,586)	$ (78,485)	$ 59,732
Denominator:
Weighted average commons shares outstanding—basic (shares)	55,761,386	44,243,317	35,545,121
Shares issuable upon conversion of convertible notes, as if converted (shares)	0	0	1,282,052
Dilutive effect of restricted stock units (shares)	0	0	557,402
Dilutive effect of common stock equivalents (shares)	0	0	757,218
Weighted average common shares outstanding—diluted (shares)	55,761,386	44,243,317	38,141,793
Net income (loss) per share - diluted (in dollars per share)	$ (1.14)	$ (1.77)	$ 1.57